Debt Instruments linked to (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Repo Operations		R$ 76,211,049	R$ 101,371,733	R$ 102,849,859
Operations guarantees in B3 S.A. - Brasil, Bolsa, Balcão (B3 S.A.)		19,470,624	12,963,251	6,618,651
Associated to judiciary deposits and other guarantees	[1]	23,291,528	9,665,135	9,573,331
Total		R$ 118,973,201	R$ 124,000,119	R$ 119,041,841

[1]	Substantially refers to securities issued by the Official Credit Institute (ICO) of Spain.